Business Combination (Details)		12 Months Ended
	Apr. 29, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest acquired	100.00%
Cash consideration	$ 3,000,000
Number of shares issued in acquisition | item	190,000
Purchase gain other income			$ 12,760,356
Fair value of net assets		24,665,772
Acquired business contributed		1,736,369	1,933,202
Net loss revenue		11,271,243	966,429
Holigen [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest acquired	100.00%
Cash consideration	$ 3,000,000
Number of shares issued in acquisition | item	190,000
Cash	$ 2,600,000
Holdback payable	$ 400,000
Price per share (in Dollars per share) | $ / shares	$ 84.9
Acquisition-related costs			250,000
Purchase gain other income			12,760,356
Fair value of net assets			31,891,563
Total consideration transferred			19,131,000
Holigen [Member] | Apolo Capital Advisory
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition | item	9,635
Apolo Capital Advisory
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest acquired	100.00%
Number of shares issued in acquisition | item	190,000
Holigen Limited [Member]
Disclosure of detailed information about business combination [line items]
Net loss		$ 966,426
Contributed net loss			$ 1,825,521
Sintra, Lisbon, Portugal [Member] | Holigen [Member]
Disclosure of detailed information about business combination [line items]
Number of square foot held	20,000
Aljustrel, Portugal [Member] | Holigen [Member]
Disclosure of detailed information about business combination [line items]
Number of square foot held	180